Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill.
Intangible assets and goodwill

Note 13. Intangible assets and goodwill

					Internally-
Cost	Brand	Customer			developed
in €‘000	name	base	Licenses	Technology	software	Goodwill	Total
Balance as of January 1, 2023	13,177	75,970	741,626	107,601	64,939	315,814	1,319,127
Additions	—	—	1,023,457	6,324	28,301	—	1,058,082
Additions through business combinations (Note 3)	—	—	—	2,718	—	4,236	6,954
Disposals	(71)	(776)	(226,020)	(3,000)	(5,170)	—	(235,037)
Disposal due to reduction in service potential	—	—	(4,077)	—	—	—	(4,077)
Translation adjustments	(78)	(619)	(127)	(2,258)	(1,545)	(5,652)	(10,279)
Balance as of December 31, 2023	13,028	74,575	1,534,859	111,385	86,525	314,398	2,134,770
Additions	—	—	96,627	1,773	50,008	—	148,408
Additions through business combinations (Note 3)	4,810	3,392	—	231	—	10,388	18,821
Disposals	(70)	(768)	(189,266)	(1,156)	(5)	—	(191,265)
Disposal due to reduction in service potential	—	—	(4,476)	—	—	—	(4,476)
Translation adjustments	233	1,527	928	4,540	380	12,328	19,936
Balance as of December 31, 2024	18,001	78,726	1,438,672	116,773	136,908	337,114	2,126,194

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2023	(7,709)	(34,973)	(367,405)	(26,444)	(27,139)	(11,825)	(475,495)
Amortization	(1,246)	(6,664)	(161,279)	(13,728)	(8,849)	—	(191,766)
Impairment (Note 13.1)	(311)	(1,142)	—	(1,908)	—	(6,493)	(9,854)
Disposals	71	776	227,800	3,000	5,170	—	236,817
Translation adjustments	60	144	569	864	901	321	2,859
Balance as of December 31, 2023	(9,135)	(41,859)	(300,315)	(38,216)	(29,917)	(17,997)	(437,439)
Amortization	(1,258)	(6,079)	(236,557)	(12,348)	(11,923)	—	(268,165)
Impairment (Note 13.1)	—	—	—	(167)	—	—	(167)
Disposals	70	768	189,266	1,156	5	—	191,265
Translation adjustments	(170)	(529)	(248)	(2,832)	(143)	(709)	(4,631)
Balance as of December 31, 2024	(10,493)	(47,699)	(347,854)	(52,407)	(41,978)	(18,706)	(519,137)
Carrying amount
As of January 1, 2023	5,468	40,997	374,221	81,157	37,800	303,989	843,632
As of December 31, 2023	3,893	32,716	1,234,544	73,169	56,608	296,401	1,697,331
As of December 31, 2024	7,508	31,027	1,090,818	64,366	94,930	318,408	1,607,057

Brand name

As of December 31, 2024 and 2023, brand names with a carrying amount of €0.9 million, have indefinite useful lives. These are classified as intangible assets with indefinite useful lives based on an analysis of the product life cycles and other relevant factors indicating that the future positive cash flows are expected to be generated for an indefinite period of time.

Internally-developed software

During the years ended December 31, 2024, 2023 and 2022, the Company capitalized internally-developed software costs of €50.0 million, €28.3 million and €17.7 million, respectively, which are shown separately on the consolidated statements of profit or loss and other comprehensive income in the following line items:

	Years Ended December 31,
in €‘000	2024	2023	2022
Personnel expenses	28,392	21,773	15,560
Purchased services	21,616	6,528	2,170
Internally-developed software cost capitalized	50,008	28,301	17,730

Licenses

As of December 31, 2024 and 2023, additions to licenses in the amount of €86.1 million and €882.2 million, respectively, were unpaid and recognized as liabilities. Included in these amount are €1.5 million and €46.0 million related to barter transactions as of December 31, 2024 and 2023, respectively.

There were no additions resulting from granted equity instruments for the year ended December 31, 2024. As of December 31, 2023, additions of €87.3 million relate to a recognized asset resulting from granted equity instruments and a warrant to a licensor.

During the years ended December 31, 2024, 2023 and 2022, the Company settled €161.4 million, €143.1 million and €117.7 million, respectively, of prior years’ liabilities related to the acquisition of intangible assets.

During the years ended December 31, 2024, 2023 and 2022, the cash outflows for acquisitions of intangible assets amounted to €222.3 million, €185.5 million and €154.3 million, respectively.

There are five individual sport rights included within licenses which represent greater than approximately 5% of the overall balance and these have a cumulative net book value of €974.5 million and constitute 90% of the balance as of December 31, 2024. The weighted average remaining useful life of these licenses is 6.2 years. The remaining cumulative net book value has a weighted average useful life of 3.1 years.

13.1 Impairment test

Goodwill

In January 2024, the Company completed a series of strategic actions to streamline its organizational structure, which resulted in certain changes to its operating segments. Refer to Note 5 for further information. Effective for the year ended December 31, 2024, for the purpose of goodwill impairment testing, the Company allocates all of its goodwill to the Company as a whole, since this is the level at which goodwill is monitored for internal management purposes.

For the year-ended December 31, 2023, goodwill impairment testing was performed across four CGUs: Rest of World (“RoW”) Betting, RoW Betting AV, RoW Other, and United States. Allocation of the carrying amount of goodwill to the respective CGUs for the year ended December 31, 2023 was as follows:

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States	Total
Goodwill as of January 1, 2023	73,896	110,171	20,527	99,395	303,989
Acquisition	4,236	—	—	—	4,236
Impairment	—	—	(6,493)	—	(6,493)
Foreign currency translation effect	424	(2,463)	(140)	(3,152)	(5,331)
Goodwill as of December 31, 2023	78,556	107,708	13,894	96,243	296,401

The key assumptions used in the estimation of the recoverable amount during the years ended December 31, 2024 and December 31, 2023, were as follows:

Key assumptions used for 2024:
Terminal value growth rate	2.0%
Budgeted adjusted EBITDA margin	26.2%
Discount rate —WACC (before taxes)	14.7%

Key assumptions used for 2023	RoW Betting	RoW Betting AV	RoW Other	United States
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted adjusted EBITDA margin [1]	33.6%	13.1%	12.5%	25.0%
Discount rate —WACC (before taxes)	13.2%	13.2%	15.7%	15.7%
[1]

The budgeted adjusted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted adjusted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.

An impairment is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of its value in use and its fair value less costs to sell. Management determines the recoverable amount of a CGU on the basis of its value in use.

For each of the years presented in these consolidated financial statements, management assessed with careful consideration the recoverable amount of the applicable CGUs.

As of December 31, 2024, no impairment of goodwill was identified, as the recoverable value of the CGU exceeded the carrying value. Management believes that there are no reasonable changes in the underlying assumptions that would cause the carrying value to exceed its recoverable value and lead to an impairment of goodwill.

In 2023, an impairment test performed for RoW Other cash generating unit resulted in a goodwill impairment charge. As the carrying amount of the CGU Other was €39.0 million, which was determined to be higher than its recoverable amount and an impairment loss related to goodwill of €6.5 million was recognized in the consolidated statement of profit or loss and other comprehensive income during the year ended December 31, 2023. The impairment was related to the impact of changes related to the Company’s business strategies. As of December 31, 2023, no impairment of goodwill was identified for the RoW Betting, RoW AV or United States CGUs, as the recoverable value of the CGUs exceeded the carrying value.

Sensitivity analyses of reasonably possible changes in the underlying assumptions for the CGUs as of December 31, 2023 were as follows:

●	0% terminal value growth rate;
●	2% decrease in sustainable EBITDA margin
●	1% increase in discount rate
●	1% decrease in discount rate in combination with another change in underlying assumption

None of these sensitivity analyses in isolation or in combination indicated the RoW Betting, RoW AV and United States CGU’s recoverable amount would fall below their carrying amount in 2023.

If the sustainable EBITDA margin and discount rate assumptions used in the impairment test for RoW Other CGU as of December 31, 2023 were changed to a greater extent than as indicated above, the changes would, in isolation and in combination, lead to a further impairment loss being recognized for the year ended December 31, 2023 in the amounts as follows:

Further
in €‘000	impairment
Decrease terminal value growth rate to 0%	(4,511)
Decrease sustainable EBITDA margin by 2%	(14,041)
Increase discount rate by 1%	(5,147)
Decrease discount rate by 1% and decrease sustainable EBITDA margin by 2%	(9,765)

Other intangible assets

In 2024 and 2023, the Company assessed whether there was any indication that other intangible assets may be impaired, considering external and internal sources of information and concluded that, other than those discussed below, no indicators of impairment were identified.

In 2023, the Company committed to a plan to retain and divest certain elements of Interact Sport Pty Ltd. and its subsidiaries (together, “Interact”) following a strategic review. Interact was a business acquired in 2021. As a result of this strategic review, management performed an impairment assessment of the assets held by Interact. The carrying value of the assets held by Interact which were divested were a customer base of €0.7 million, technology of €0.5 million and a brand name of €0.1 million. As a result, the intangible assets related to the Interact business were fully impaired by €1.2 million, which is recognized as impairment on intangible assets on the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023.

In 2023, the Company committed to ramp-down business activities related to Sportradar B.V. (formerly Ortec Sports B.V.), which was acquired in 2022, following a strategic review. As a result of this strategic review, management performed an impairment assessment of the assets held by Sportradar B.V. The carrying value of the assets held by Sportradar B.V. which were ramped-down consisted of technology of €1.4 million, a customer base of €0.5 million and a brand name of €0.2 million. As a result, these assets were fully impaired by €2.2 million, which is recognized as impairment on intangible assets on the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023.

The changes in business strategy related to Interact and Sportradar B.V. impacted the recoverable amount of CGU Other RoW, which had a goodwill impairment charge of €6.5 million recognized in the consolidated statement of profit or loss and other comprehensive income during the year ended December 31, 2023 as described above.